Loan-to-Value Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	$ 7,277,776	$ 6,239,870
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	7,217,169	6,200,697
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,439,554	2,025,011
Mortgage loan, loan to value percentage	33.90%	32.70%
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,849,502	1,668,987
Mortgage loan, loan to value percentage	25.60%	26.90%
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,072,965	1,622,171
Mortgage loan, loan to value percentage	28.70%	26.20%
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	599,743	477,096
Mortgage loan, loan to value percentage	8.30%	7.70%
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	209,957	168,964
Mortgage loan, loan to value percentage	2.90%	2.70%
Mortgage Receivable | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	13,426
Mortgage loan, loan to value percentage	0.20%
Mortgage Receivable | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	32,022	238,468
Mortgage loan, loan to value percentage	0.40%	3.80%
Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan		578
Mortgage loan, loan to value percentage		100.00%
Residential Mortgage | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan		578
Mortgage loan, loan to value percentage		100.00%
Mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	7,217,169	6,201,275
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage loans | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,439,554	2,025,589
Mortgage loan, loan to value percentage	33.90%	32.70%
Mortgage loans | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,849,502	1,668,987
Mortgage loan, loan to value percentage	25.60%	26.90%
Mortgage loans | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,072,965	1,622,171
Mortgage loan, loan to value percentage	28.70%	26.20%
Mortgage loans | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	599,743	477,096
Mortgage loan, loan to value percentage	8.30%	7.70%
Mortgage loans | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	209,957	168,964
Mortgage loan, loan to value percentage	2.90%	2.70%
Mortgage loans | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	13,426
Mortgage loan, loan to value percentage	0.20%
Mortgage loans | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	$ 32,022	$ 238,468
Mortgage loan, loan to value percentage	0.40%	3.80%